Financial instruments and risk management (Details 14) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	R$ 464,368	R$ 433,878
Financial liabilities at fair value through profit or loss	3,940,624	(613,092)
Financial assets and liabilities	3,952,727	(601,340)
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities	3,257,017	2,957,280
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities	695,710	(3,558,620)
Stocks [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value through other comprehensive income	12,103	11,752
Stocks [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value through other comprehensive income	12,103	11,752
Stocks [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value through other comprehensive income
Savings Account And Overnight [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	17,570	12,720
Savings Account And Overnight [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	17,570	12,720
Savings Account And Overnight [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss
Term Deposits [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	2,758,300	2,495,438
Term Deposits [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	2,758,300	2,495,438
Term Deposits [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss
Bank deposit certificates [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	4,876,861	3,754,202
Bank deposit certificates [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss
Bank deposit certificates [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	4,876,861	3,754,202
Financial Treasury Bills [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	412,107	364,543
Financial Treasury Bills [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	412,107	364,543
Financial Treasury Bills [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss
Investment funds [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	21,186	19,018
Investment funds [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	21,186	19,018
Investment funds [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss
Trade Accounts Receivable 1 [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	337,898	274,493
Trade Accounts Receivable 1 [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss
Trade Accounts Receivable 1 [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	337,898	274,493
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	639,052	131,148
Financial liabilities at fair value through profit or loss	(136,759)	(257,167)
Derivatives [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss
Financial liabilities at fair value through profit or loss
Derivatives [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	639,052	131,148
Financial liabilities at fair value through profit or loss	(136,759)	(257,167)
Other Titles [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	35,751	53,809
Other Titles [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	35,751	53,809
Other Titles [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss
Loans and Borrowings [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value through profit or loss	(5,021,342)	(7,461,296)
Loans and Borrowings [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value through profit or loss
Loans and Borrowings [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value through profit or loss	R$ (5,021,342)	R$ (7,461,296)